Related Party Arrangements (Details Narrative) $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 13, 2022 USD ($)	Jun. 28, 2022 a	Mar. 29, 2022 USD ($)	Jan. 03, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 02, 2022 a	Oct. 13, 2022 a	May 09, 2022 a	Jan. 07, 2022 a	Sep. 14, 2021	May 28, 2021 USD ($)	Feb. 16, 2021 USD ($)	Oct. 30, 2020 a	Oct. 28, 2020 USD ($)
Related Party Transaction [Line Items]
Outstanding principal amount								$ 10,800
Variable interest entity ownership percentage		70.20%
Operating expenses							$ 10,898	4,652
Asset management fee							$ 2,600	700
Area of property | a		60							5.9	19	0.265	1.1
Development Fee Percentage							4.50%
Development costs							$ 4,300	1,500
Due to affiliates							5,803	1,544
General and administrative expense							$ 5,798	2,924
Acquisition fee percentage							1.50%
Acquisition fee								100
Real estate insurance							$ 4,800
Insurance commission							500
Administration fees							100
Amortization of insurance to real estate							1,600
Amortization of insurance to property expenses							400
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
General and administrative expense							200	100
Development Manager [Member]
Related Party Transaction [Line Items]
Development costs							1,300	500
Reimbursement expense							1,500	600
Upfront Development Fee [Member]
Related Party Transaction [Line Items]
Development costs			$ 2,500
Development Fees [Member]
Related Party Transaction [Line Items]
Due to affiliates							4,300	0
Employee Expense [Member]
Related Party Transaction [Line Items]
Due to affiliates							$ 300	$ 400
Sarasota Florida [Member]
Related Party Transaction [Line Items]
Area of property | a																1.6
Management Agreement [Member]
Related Party Transaction [Line Items]
Property management fee percentage fee							0.75%
Belpointe REIT [Member]
Related Party Transaction [Line Items]
Outstanding principal amount							$ 24,800
Interest rate							5.00%	0.14%
Debt assumed							$ 10,800
Debt instrument maturity date							Sep. 14, 2021
Debt instrument increase accrued interest					$ 300
Promissory note interest rate													5.00%
Increase decrease in accrued interest receivable net						$ 300
Belpointe REIT [Member] | First Secured Debt [Member]
Related Party Transaction [Line Items]
Outstanding principal amount																	$ 35,000
Interest rate																	0.14%
Belpointe REIT [Member] | Second Secured Debt [Member]
Related Party Transaction [Line Items]
Outstanding principal amount															$ 24,000
Belpointe REIT [Member] | Third Secured Debt [Member]
Related Party Transaction [Line Items]
Outstanding principal amount														$ 15,000
Norpointe Loan [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date				Dec. 31, 2022
Loan principal amount				$ 30,000
Promissory note interest rate		5.00%		5.00%
Increase decrease in accrued interest receivable net	$ 100
Sponsor [Member]
Related Party Transaction [Line Items]
Noncontrolling interest contributions							$ 300
Variable interest entity ownership percentage							0.10%
Manager and Affliates [Member]
Related Party Transaction [Line Items]
Operating expenses							$ 2,900	$ 1,300
Manager and Affliates [Member] | IPO [Member]
Related Party Transaction [Line Items]
Primary offering expenses								600
Asset acquisition, transaction cost								$ 200